CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Ordinary shares issued in relation to the share awards	59,286,225	112,969,750	158,902,970